SHORT-TERM BANK CREDIT (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT [Abstract]
Schedule of Currency, Linkage Terms, and Interest Rates

	Interest rate		December 31,
	2011	2012	2011	2012
	%

In or linked to NIS	4.69	3	$5,264	$5,358
In or linked to Euro	8.36	-	93	-

			$5,357	$5,358
Weighted average interest rates at the end of the year	4.75	3

Schedule of Credit Lines

	December 31,
	2011	2012

Short-term bank credit	$5,357	$5,358
Long-term bank credit	71	39
Performance guarantees	8,491	5,986

	13,909	11,383

Unutilized credit lines	10,762	17,204

Total authorized credit lines	$24,671	$28,587